Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary Of Movement Of Goodwill	The movement of goodwill is set out as below:

	2018	2019	2020
Balance as of January 1,	—	40,218	40,218
Addition during the year	40,218	—	—

Balance as of December 31,	40,218	40,218	40,218

Summary of Contingent Consideration Payables
As of December 31, 2019 and 2020, contingent consideration payables were recorded as follows based on the payment schedule in the share purchase agreement.

	As of December 31,
	2019	2020
Current accrued expense and other payables	19,309	18,862

Contingent consideration payables	19,309	18,862

Summary Of Identifiable Assets And Liabilities Assumed At Fair Value In Business Combination
The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		76,496

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		17,776
Property and equipment		166
Intangible assets	(i)	52,047
Other assets		326
Accounts payable		(1,355)
Contract liabilities	(ii)	(6,341)
Deferred tax liabilities		(13,496)
Deferred revenue from governments	(ii)	(6,100)
Other liabilities		(6,745)

Total identifiable net assets at fair values		36,278

Goodwill	(iii)	40,218